Label	Element	Value
Risk/Return:	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	SELECT SECTOR SPDR TRUST
Prospectus Date	rr_ProspectusDate	Jan. 31, 2016
Document Creation Date	dei_DocumentCreationDate	Jun. 08, 2016